CONVERTIBLE NOTES PAYABLE (Details Narrative)																																			1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2022	Mar. 16, 2022	Mar. 03, 2022 USD ($) shares	Feb. 19, 2022	Feb. 16, 2022 USD ($) $ / shares	Feb. 04, 2022 USD ($)	Jan. 25, 2022 USD ($)	Jan. 20, 2022	Jan. 12, 2022 USD ($) Integer $ / shares	Jan. 10, 2022 USD ($)	Dec. 20, 2021 USD ($) $ / shares shares	Dec. 09, 2021 USD ($) Integer $ / shares	Nov. 26, 2021 USD ($) shares	Nov. 26, 2021 USD ($)	Nov. 18, 2021 USD ($) Integer $ / shares	Nov. 08, 2021 USD ($) $ / shares shares	Aug. 27, 2021 USD ($) Integer $ / shares shares	Jun. 03, 2021 USD ($) $ / shares shares	Apr. 29, 2021 USD ($) $ / shares shares	Apr. 13, 2021 USD ($) $ / shares shares	Apr. 02, 2021 USD ($) $ / shares shares	Apr. 02, 2021 USD ($) $ / shares shares	Mar. 16, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) shares	Feb. 19, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 26, 2021 shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 03, 2021 USD ($) Integer $ / shares	Dec. 08, 2020 USD ($) Integer $ / shares shares	Oct. 06, 2020 USD ($) Integer	Sep. 18, 2020 USD ($) Integer	Sep. 10, 2020 USD ($) Integer	Mar. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 07, 2020 $ / shares
Short-Term Debt [Line Items]
Purchase price																																				$ 515,625	$ 3,538,000			$ 8,041,501	$ 162,500
Interest payable																																				681,609				550,285
Debt Instrument, Unamortized Discount																																				$ 1,039,038				$ 1,942,022
Common stock value per share | $ / shares																																				$ 0.001				$ 0.001	$ 0.001	$ 0.001
Repayment of convertible debt																																				$ 18,119				$ 455,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																				89,366	$ 13,000			1,040,181	$ 34,540
Convertible note payable																																				$ 7,515,159				$ 5,761,479	$ 19,493
Common Stock, Shares, Issued | shares																																				120,399,731				97,785,107	92,682,632
Interest expense for notes payable																																								$ 530,433	$ 2,711
Amortization of Debt Discount (Premium)																																								$ 5,932,883	$ 26,993
Tiger Trout Capital Puerto Rico, LLC [Member]
Short-Term Debt [Line Items]
Additional amount to be paid																										$ 50,000
Eagle Equities LLC [Member]
Short-Term Debt [Line Items]
Additional amount to be paid																				$ 3,500,000
Chris Etherington [Member]
Short-Term Debt [Line Items]
Trading days | Integer																	20
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 1.00
Debt Instrument, Interest Rate, Stated Percentage																	75.00%
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Conversion of beneficial share | shares																																								51,000
Shares issued on conversion | shares																																				3,574,260	8,197			305,747	10,833
Stock Issued During Period, Value, Conversion of Convertible Securities																																				$ 89,366	$ 13,000			$ 1,040,181	$ 7,500
Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Jan. 20, 2022				Jan. 20, 2022
Debt Instrument, Unamortized Discount																																								$ 11,892
Total debt discounts																																				$ 217,024				$ 205,132
Convertible Promissory Note [Member] | GS Capital Partners, LLC #1 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Jan. 25, 2022				Jan. 25, 2022
Debt Instrument, Unamortized Discount
Total debt discounts																																				$ 288,889				$ 288,889
Convertible Promissory Note [Member] | GS Capital Partners, LLC #2 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Feb. 16, 2022				Feb. 16, 2022
Debt Instrument, Unamortized Discount																																								$ 17,292
Total debt discounts																																				$ 577,778				$ 560,486
Convertible Promissory Note [Member] | GS Capital Partners, LLC #3 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Mar. 16, 2022				Mar. 16, 2022
Debt Instrument, Unamortized Discount																																								$ 118,722
Total debt discounts																																				$ 577,778				$ 459,056
Convertible Promissory Note [Member] | GS Capital Partners, LLC #4 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Apr. 01, 2022				Apr. 01, 2022
Debt Instrument, Unamortized Discount																																				$ 1,507				$ 137,123
Total debt discounts																																				$ 548,493				$ 412,877
Convertible Promissory Note [Member] | GS Capital Partners, LLC #5 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Apr. 29, 2022				Apr. 29, 2022
Debt Instrument, Unamortized Discount																																				$ 43,698				$ 132,603
Total debt discounts																																				$ 506,302				$ 417,397
Convertible Promissory Note [Member] | GS Capital Partners, LLC #6 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Jun. 03, 2022				Jun. 03, 2022
Debt Instrument, Unamortized Discount																																				$ 96,438				$ 232,055
Total debt discounts																																				$ 453,562				$ 317,945
Convertible Promissory Note [Member] | Eagle Equities LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Apr. 13, 2022				Apr. 13, 2022
Debt Instrument, Unamortized Discount																																				$ 39,178				$ 310,411
Total debt discounts																																				$ 1,060,822				$ 789,589
Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Mar. 11, 2022				Mar. 11, 2022
Debt Instrument, Unamortized Discount																																								$ 136,250
Total debt discounts																																				$ 1,000,000				$ 863,750
Convertible Promissory Note [Member] | Chris Etherington [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Aug. 26, 2022				Aug. 26, 2022
Debt Instrument, Unamortized Discount																																				$ 66,904				$ 107,589
Total debt discounts																																				$ 98,096				$ 57,411
Convertible Promissory Note [Member] | Sixth Street Lending Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Dec. 09, 2022				Dec. 09, 2022
Debt Instrument, Unamortized Discount																																				$ 54,840				$ 74,349
Total debt discounts																																				$ 24,278				$ 4,769
Convertible Promissory Note [Member] | Sixth Street Lending Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Jan. 12, 2023
Debt Instrument, Unamortized Discount																																				$ 39,904
Total debt discounts																																				10,844
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense for notes payable																																				762,653	840,138
Amortization of Debt Discount (Premium)																																				$ 1,349,628	$ 495,937
Scott Hoey [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Sep. 10, 2022				Sep. 10, 2022
Trading days | Integer																															20	20	20
Debt Instrument, Unamortized Discount
Total debt discounts																																				$ 7,500				$ 7,500
Cary Niu [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Sep. 18, 2022				Sep. 18, 2022
Debt Instrument, Unamortized Discount																																								$ 17,877
Total debt discounts																																				$ 50,000				$ 32,123
Jesus Galen [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Oct. 06, 2022				Oct. 06, 2022
Debt Instrument, Unamortized Discount																																								$ 11,465
Total debt discounts																																				$ 30,000				$ 18,535
Darren Huynh [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Oct. 06, 2022				Oct. 06, 2022
Debt Instrument, Unamortized Discount
Total debt discounts																																				$ 50,000				$ 50,000
Wayne Wong [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																																				Oct. 06, 2022				Oct. 06, 2022
Debt Instrument, Unamortized Discount
Total debt discounts																																				25,000				25,000
Purchase Agreement [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				50,000
Purchase Agreement [Member] | Chris Etherington [Member]
Short-Term Debt [Line Items]
Class of warrant share | shares																	37,500
Warrant price per share | $ / shares																	$ 2.00
Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Common stock conversion price percentage																															50.00%	50.00%	30.00%
Debt conversion description															The Sixth Street #1 Note provides Sixth Street with conversion rights to convert all or any part of the outstanding and unpaid principal amount of the Note from time to time into fully paid and non-assessable shares of the Company’s Common Stock, par value $0.001 (“Common Stock”). Conversion rights are exercisable at any time during the period beginning on May 17, 2022 (180 days from when the Note was issued) and ending on the later of (i) the Maturity Date and (ii) the date of payment of the amounts due upon an uncured event of default. Any principal that Sixth Street elects to convert will convert at the Conversion Price, which is a Common Stock per share price equal to the lesser of a Variable Conversion Price and $1.00. The Variable Conversion Price is 75% of the Market Price, which is the lowest dollar volume-weighted average sale price (“VWAP”) during the 20-trading day period ending on the trading day immediately preceding the conversion date. VWAP is based on trading prices on the principal market for Company Common Stock or, if none, OTC. Currently, the Common Stock trades OTC. In no event is Sixth Street entitle to convert any portion of the Sixth Street #1 Note upon which conversion Sixth Street and its affiliates would beneficially own more than 4.99% of the outstanding shares of Company Common Stock
Debt original discount amount												$ 8,500
Purchase Agreement [Member] | Convertible Promissory Note [Member] | Chris Etherington [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																	$ 165,000
Purchase price																	$ 150,000
Conversion of beneficial share | shares																	37,500
Debt Instrument, Unamortized Discount																	$ 15,000
Debt conversion description																	The Chris Etherington Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Chris Etherington Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price
Debt original discount amount																	$ 15,000
Convertible note payable																	165,000
Accretion expenses																	$ 160,538
Purchase Agreement [Member] | Convertible Promissory Note [Member] | Clubhouse Media Group Inc [Member]
Short-Term Debt [Line Items]
Note payable																																				165,000				165,000	0
Purchase Agreement [Member] | Scott Hoey [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				0	0
Purchase Agreement [Member] | Scott Hoey [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																		$ 7,500
Purchase price																																		$ 7,500
Debt Instrument, Maturity Date																																		Sep. 10, 2022
Bore interest rate																																		8.00%
Common stock conversion price percentage																																		50.00%
Trading days | Integer																																		20
Conversion of beneficial share | shares																															10,833
Debt conversion amount																															$ 7,500
Debt Instrument, Convertible, Conversion Price | $ / shares																															$ 0.69
Debt Instrument, Interest Rate, Stated Percentage																																		8.00%
Purchase Agreement [Member] | Cary Niu [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																								50,000	50,000
Purchase Agreement [Member] | Cary Niu [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																	$ 50,000
Purchase price																																	$ 50,000
Debt Instrument, Maturity Date																																	Sep. 18, 2022
Common stock conversion price percentage																																	30.00%
Trading days | Integer																																	20
Debt Instrument, Interest Rate, Stated Percentage																																	8.00%
Purchase Agreement [Member] | Jesus Galen [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				30,000	30,000
Purchase Agreement [Member] | Jesus Galen [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																$ 30,000
Purchase price																																$ 30,000
Debt Instrument, Maturity Date																																Oct. 06, 2022
Common stock conversion price percentage																																50.00%
Trading days | Integer																																20
Debt Instrument, Interest Rate, Stated Percentage																																8.00%
Purchase Agreement [Member] | Darren Huynh [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				0	50,000
Purchase Agreement [Member] | Darren Huynh [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																$ 50,000
Purchase price																																$ 50,000
Debt Instrument, Maturity Date																																Oct. 06, 2022
Common stock conversion price percentage																																50.00%
Trading days | Integer																																20
Conversion of beneficial share | shares											375,601
Debt conversion amount											$ 50,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 0.15
Debt Instrument, Interest Rate, Stated Percentage																																8.00%
Interest payable											$ 4,789
Purchase Agreement [Member] | Wayne Wong [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				0	25,000
Purchase Agreement [Member] | Wayne Wong [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																$ 25,000
Purchase price																																$ 25,000
Debt Instrument, Maturity Date																																Oct. 06, 2022
Common stock conversion price percentage																																50.00%
Trading days | Integer																																20
Conversion of beneficial share | shares																47,478
Debt conversion amount																$ 25,000
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 0.57
Debt Instrument, Interest Rate, Stated Percentage																																8.00%
Interest payable																$ 2,181
Purchase Agreement [Member] | Matthew Singer [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				0	0
Purchase Agreement [Member] | Matthew Singer [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																														$ 13,000
Purchase price																														$ 13,000
Debt Instrument, Maturity Date																														Jan. 03, 2023
Common stock conversion price percentage																														70.00%
Trading days | Integer																														20
Conversion of beneficial share | shares																											8,197
Debt conversion amount																														$ 13,000
Debt Instrument, Convertible, Conversion Price | $ / shares																														$ 1.59
Debt Instrument, Interest Rate, Stated Percentage																														8.00%
Purchase Agreement [Member] | Rui Wu [Member]
Short-Term Debt [Line Items]
Warrant price per share | $ / shares																	$ 2.00
Purchase Agreement [Member] | Rui Wu [Member] | Clubhouse Media Group Inc [Member]
Short-Term Debt [Line Items]
Class of warrant share | shares																	125,000
Purchase Agreement [Member] | Rui Wu [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																	$ 550,000
Purchase price																	$ 500,000
Trading days | Integer																	20
Conversion of beneficial share | shares																	125,000
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 1.00
Debt Instrument, Interest Rate, Stated Percentage																	75.00%
Debt Instrument, Unamortized Discount																	$ 50,000
Debt conversion description																	The Rui Wu Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Rui Wu Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Debt original discount amount																	$ 50,000
Convertible note payable																	550,000
Accretion expenses																	$ 514,850
Note payable																																				550,000				550,000	0
Securities Purchase Agreement [Member] | ProActive Capital SPV I, LLC [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				300,000				250,000	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Short-Term Debt [Line Items]
Interest payable																																						$ 3,515
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #1 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				300,445				300,445	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #2 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																							$ 481,294	481,294	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #3 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				577,778				577,778	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #4 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				550,000				550,000	0
Securities Purchase Agreement [Member] | Eagle Equities LLC [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				1,100,000				1,100,000	0
Securities Purchase Agreement [Member] | Labrys Fund, LP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																								$ 1,000,000											$ 32,196
Debt conversion amount																																			$ 111,065
Convertible Notes Payable																																				589,812				545,000	0
Debt Instrument, Interest Rate, Stated Percentage																								10.00%
Shares issued on conversion | shares																																			5,800,000
Principal outstanding percentage																								100.00%
Administrative expenses																								$ 750.00
Repayment of convertible debt																																							$ 455,000	455,000
Interest and Debt Expense																																			$ 1,750
Stock Issued During Period, Value, Conversion of Convertible Securities																																			$ 145,011.60
Securities Purchase Agreement [Member] | Sixth Street Lending [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				224,000				224,000	0
Debt Instrument, Interest Rate, Stated Percentage															22.00%
Securities Purchase Agreement [Member] | Sixth Street Lending Two [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				93,500				93,500
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Trading days | Integer									20			20			20
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.0100			$ 1.00			$ 1.00
Debt Instrument, Interest Rate, Stated Percentage									75.00%			75.00%			75.00%
Debt original discount amount									$ 6,375
Convertible note payable									50,749
Note payable																																				70,125				0
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																													$ 250,000
Purchase price																													$ 225,000
Debt Instrument, Maturity Date						Sep. 30, 2022																							Jan. 20, 2022
Conversion of beneficial share | shares																													50,000
Debt Instrument, Interest Rate, Stated Percentage																													10.00%
Debt Instrument, Unamortized Discount																													$ 25,000
Sale of Stock, Number of Shares Issued in Transaction | shares																													50,000
Common stock purchase per share | $ / shares																													$ 0.001
Reimbursement amount																													$ 10,000
Debt conversion description								The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price
Debt original discount amount																													25,000
Total debt discounts																													$ 217,024
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 50,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 300,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 300,445	$ 300,445				$ 550,000	$ 550,000		$ 550,000	$ 550,000	$ 577,778		$ 577,778			$ 288,889
Purchase price																		$ 500,000	$ 500,000		$ 500,000	$ 500,000	$ 520,000		$ 520,000			$ 260,000
Debt Instrument, Maturity Date													May 31, 2022					Jun. 03, 2022	Apr. 29, 2022		Apr. 01, 2022	Apr. 01, 2022	Mar. 22, 2022		Feb. 19, 2022			Jan. 25, 2022
Conversion of beneficial share | shares																																						107,301
Debt Instrument, Interest Rate, Stated Percentage													10.00%	10.00%				10.00%	10.00%		10.00%	10.00%	10.00%		10.00%			10.00%
Interest payable																																						$ 96,484
Debt Instrument, Unamortized Discount												$ 8,500						$ 50,000	$ 50,000		$ 50,000	$ 50,000	$ 57,778		$ 57,778			$ 28,889
Sale of Stock, Number of Shares Issued in Transaction | shares																		85,000	125,000		45,000	45,000	100,000		100,000			50,000
Common stock purchase per share | $ / shares																		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 0.001
Reimbursement amount																		$ 5,000	$ 5,000		$ 10,000	$ 10,000	$ 10,000		$ 10,000			$ 10,000
Debt conversion description	The GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price	The GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price		The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.			The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price						The New GS Note #1 provides GS Capital with conversion rights to convert all or any part of the outstanding and unpaid principal amount of the New Note from time to time into fully paid and non-assessable shares of the Company’s common stock, at a conversion price of $1.00, subject to adjustment as provided in the New Note and subject to a 9.99% equity blocker					The GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.	The GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price
Total debt discounts																		$ 550,000	$ 550,000		$ 550,000	$ 550,000	$ 577,778		$ 577,778			$ 288,889
Shares issued on conversion | shares													107,301
Common stock value per share | $ / shares																			$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Proceeds from issuance of common stock																		$ 85	$ 125		$ 45	$ 45	$ 100		$ 100
Debt conversion description				The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital [Member]
Short-Term Debt [Line Items]
Conversion of beneficial share | shares																									100,000			50,000
Debt original discount amount																									$ 57,778			$ 28,889
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC #1 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				0				0	0
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners [Member]
Short-Term Debt [Line Items]
Conversion of beneficial share | shares																		85,000	125,000	165,000	45,000	45,000	100,000	125,000		220,000
Debt original discount amount																		$ 50,000	$ 50,000	$ 100,000	$ 50,000	$ 50,000	$ 57,778	$ 100,000		$ 440,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC #5 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				550,000				550,000	0
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC #6 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				550,000				550,000	0
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																										1,540,000
Purchase price																										$ 1,100,000
Debt Instrument, Maturity Date																										Jan. 29, 2022
Debt Instrument, Interest Rate, Stated Percentage																										10.00%
Debt Instrument, Unamortized Discount																										$ 440,000
Sale of Stock, Number of Shares Issued in Transaction | shares																										220,000
Debt conversion description																										Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company
Total debt discounts																										$ 1,540,000
Proceeds from issuance of common stock																										$ 220.00
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																																				1,928,378				1,590,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Eagle Equities LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																				1,100,000
Purchase price																				$ 1,000,000
Debt Instrument, Maturity Date																	Aug. 26, 2022			Apr. 13, 2022
Debt Instrument, Interest Rate, Stated Percentage																	10.00%			10.00%
Debt Instrument, Unamortized Discount																				$ 100,000
Sale of Stock, Number of Shares Issued in Transaction | shares																				165,000
Common stock purchase per share | $ / shares																	$ 0.001			$ 0.001
Reimbursement amount																				$ 10,000
Debt conversion description																				The Eagle Equities Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at Eagle Equities’ election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended. At such time, the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) will be convertible in restricted shares of Company Common Stock at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by Eagle Equities on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price. Alternatively, if the SEC has not qualified the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933 by October 10, 2021, and Eagle Equities Note has not yet been fully repaid, then Eagle Equities will have the right to convert the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) into restricted shares of Company Common Stock at a conversion price of $6.50 per share (subject to customary adjustments for any stock splits, etc. which occur following the April 13, 2021)
Total debt discounts																				$ 1,100,000
Common stock purchase per share | $ / shares																				$ 165.00
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Sixth Street Lending [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount												$ 93,500			$ 224,000
Purchase price															$ 203,750
Debt Instrument, Maturity Date															Nov. 18, 2022
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 1.00
Debt Instrument, Interest Rate, Stated Percentage												10.00%			10.00%
Debt Instrument, Unamortized Discount															$ 20,250
Reimbursement amount												$ 3,750			$ 3,750
Company shall pay percentage															200.00%
Default company shall pay percentage															150.00%
Debt Instrument, Description												The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following December 9, 2021 and ending on the later of (i) December 9, 2022, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker			The “Default Amount” is equal to the sum of (a) accrued and unpaid interest on the principal amount of the Note to the date of payment plus (b) default interest, which is calculated based on a rate of 22% per year (inclusive of the 10% interest per year that would be due absent an event of default), plus (c) certain other amounts that may be owed under the Note.
Convertible Debt												$ 79,118			$ 173,894
Proceeds from Issuance of Debt												$ 85,000
Debt Instrument, Interest Rate, Effective Percentage												22.00%
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Sixth Street Lending Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date												Dec. 09, 2022
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Sixth Street Lending Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									$ 70,125
Debt Instrument, Maturity Date									Jan. 12, 2023
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 1.00
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Unamortized Discount									$ 6,375
Debt Instrument, Description									The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following January 12, 2022 and ending on the later of (i) January 12, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker
Proceeds from Issuance of Debt									$ 63,750
Securities Purchase Agreement [Member] | 10% Promissory Note [Member] | Labrys Fund, LP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 700,878	$ 700,878										$ 900,000
Debt Instrument, Maturity Date																								Mar. 11, 2022
Debt Instrument, Unamortized Discount																								$ 100,000
Debt conversion description																								Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share
Total debt discounts																								$ 1,000,000
Number of common stock were issued | shares																								125,000
Debt instrument, prepayment description																								Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law
Value in Excess of Principal													$ 116,800
Securities Purchase Agreement [Member] | Rui Wu [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																	Aug. 26, 2022
Debt Instrument, Interest Rate, Stated Percentage																	10.00%
Common stock purchase per share | $ / shares																	$ 0.001
Amendment And Restructuring Agreement [Member] | GS Capital Partners, LLC [Member]
Short-Term Debt [Line Items]
Value of exercised shares converted, net of forfeitures																																				559,659				577,778	$ 0
Amendment And Restructuring Agreement [Member] | GS Capital Partners, LLC #2 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date														Aug. 19, 2022
Tiger Restructuring Agreement [Member] | Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount							$ 1,928,378
Increase debt amount							$ 388,378
Fast Capital Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount										$ 120,000
Debt Instrument, Maturity Date										Jan. 10, 2023
Convertible Notes Payable																																				120,000				0
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Debt Instrument, Unamortized Discount										$ 10,000
Reimbursement amount										5,000
Debt original discount amount										$ 10,000
Debt Instrument, Description										The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following January 10, 2022 and ending on the later of (i) January 10, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker
Convertible Debt										$ 120,000
Proceeds from Issuance of Debt										$ 110,000
Debt Instrument, Interest Rate, Effective Percentage										18.00%
One Fourty Four Capital Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 175,500
Debt Instrument, Maturity Date					Feb. 16, 2023
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.00
Convertible Notes Payable																																				175,500				0
Debt Instrument, Interest Rate, Stated Percentage					4.00%
Debt Instrument, Unamortized Discount					$ 17,500
Reimbursement amount					8,000
Debt original discount amount					$ 17,500
Debt Instrument, Description					The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following February 16, 2022 and ending on the later of (i) February 16, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker
Convertible Debt					$ 148,306
Proceeds from Issuance of Debt					$ 158,000
Coventry Enterprise Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Maturity Date			Mar. 03, 2023
Convertible Notes Payable																																				$ 150,000				$ 0
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Unamortized Discount			$ 30,000
Debt original discount amount			$ 30,000
Debt Instrument, Description			The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following March 3, 2022 and ending on the later of (i) March 3, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker
Convertible Debt			$ 150,000
Proceeds from Issuance of Debt			$ 120,000
Common Stock, Shares, Issued | shares			150,000
Conversion of Stock, Shares Issued | shares			150,000